Revenue and segmental information (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of geographical areas

Revenue from continuing operations by geographic location is as follows:

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Australia	94	53	-
Netherlands	-	-	16
United States	-	8	-
Norway	2,451	-	-
Total revenues	2,545	61	16

Schedule of products and services

Revenue by product and service is as follows:

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Digital revenue	-	8	-
Vehicle spec conversion	46	50	-
Conversion kits	48	3	16
Cryptocurrency mining revenue	1,016	-	-
Digital assets hosting revenue	1,435	-	-
Total revenues	2,545	61	16

Schedule of operating segments

Results of operations by reportable segment are as follows:

	Continuing operations							Discontinued operations
Year ended June 30, 2026 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Sustainable Energy Solutions	Corporate Office	Data Center	Total Continuing	Critical Power Services	Total
Revenue from contracts with customers	-	-	94	-	-	2,451	2,545	-	2,545
Costs of sales - other	-	-	(59)	-	-	(1,875)	(1,934)	-	(1,934)
Gross profit	-	-	35	-	-	576	611	-	611
General and administrative expenses	(351)	-	(2,835)	(1)	(22,813)	(513)	(26,513)	-	(26,513)
Other gains	4,132	-	61	192	(3,113)	-	1,272	609	1,881
Other income	-	-	73	-	-	145	218	-	218
Depreciation and amortization	-	(13)	(347)	(1)	(400)	(167)	(928)	-	(928)
Operating loss	3,781	(13)	(3,013)	190	(26,326)	41	(25,340)	609	(24,731)
Restructuring and other non-recurring costs	(133)	-	6	(2)	(1,322)	-	(1,451)	-	(1,451)
Impairment costs	-	-	(47)	-	(569)	-	(616)	-	(616)
Finance expense - net	(443)	-	(1,806)	(2)	(4,353)	29	(6,575)	12	(6,563)
Fair value loss on instruments	-	-	-	-	(14,753)	-	(14,753)	-	(14,753)
Profit/(loss) before income tax	3,205	(13)	(4,860)	186	(47,323)	70	(48,735)	621	(48,114)
Income tax	-	-	-	-	(1,833)	215	(1,618)	-	(1,618)
Loss for the year	3,205	(13)	(4,860)	186	(49,156)	285	(50,353)	621	(49,732)

	Continuing operations							Discontinued operations
Year Ended June 30, 2025 *restated (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Sustainable Energy Solutions	Corporate Office	Digital Assets	Total Continuing	Critical Power Services	Total
Revenue from contracts with customers	-	-	53	-	-	8	61	-	61
Costs of sales - other	-	-	(50)	-	-	-	(50)	-	(50)
Gross profit	-	-	3	-	-	8	11	-	11
General and administrative expenses	(8)	(7)	(2,868)	37	(8,253)	-	(11,099)	-	(11,099)
Other gains	-	-	-	16	-	-	16	-	16
Other income	-	-	-	-	-	-	-	1,648	1,648
Depreciation and amortization	-	-	(509)	(3)	(1)	(4)	(517)	-	(517)
Operating loss	(8)	(7)	(3,374))	50	(8,254)	4	(11,589)	1,648	(9,941)
Restructuring and other non-recurring costs	(1,185)	-	(176)	2,072	(1,123)	-	(412)	-	(412)
Impairment costs	-	(1,549)	(982))	-	-	-	(2,531)	-	(2,531)
Finance expense - net	(175)	-	1,466	(39)	(4,717)	-	(3,465)	-	(3,465)
Profit/(loss) before income tax	(1,368)	(1,556)	(3,066)	2,083	(14,094)	4	(17,997)	1,648	(16,349)
Income tax	-	-	552	-	139	-	691	-	691
Loss for the year	(1,368)	(1,556)	(2,514)	2,083	(13,955)	4	(17,306)	1,648	(15,658)

	Continuing operations						Discontinued operations
Year Ended June 30, 2024 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Sustainable Energy Solutions	Corporate Office	Total Continuing	Critical Power Services	Total
Revenue from contracts with customers	-	-	16	-	-	16	11,811	11,827
Costs of sales - other	(52)	-	102	(23)	-	27	(10,268)	(10,241)
Gross profit	(52)	-	118	(23)	-	43	1,543	1,586
General and administrative expenses	(53)	(344)	(1,794)	(324)	(5,006)	(7,521)	(1,228)	(8,749)
Other gains	47	-	10	32	-	89	4	93
Other income	-	-	-	-	-	-	99	99
Depreciation and amortization	(448)	-	(671)	(3)	(8)	(1,130)	(439)	(1,569)
Operating loss	(506)	(344)	(2,337)	(318)	(5,014)	(8,519)	(21)	(8,540)
Restructuring and other non-recurring costs	-	-	-	-	(1,392)	(1,392)	2	(1,390)
Impairment losses	48,315	(11,187)	(366)	10,787	(77,325)	(29,686)	(552)	(30,238)
Finance expense - net	(3,741)	(2)	(2,726)	(68)	1,918	(4,619)	(310)	(4,929)
Profit/(loss) before income tax	44,068	(11,533)	(5,429)	10,491	(81,813)	(44,216)	(881)	(45,097)
Income tax	(797)	-	277	(1,083)	-	(1,603)	-	(1,603)
Loss for the year	43,271	(11,533)	(5,152)	9,408	(81,813)	(45,819)	(881)	(46,700)

b)	Segment net assets

Net assets by reportable segment are as follows:

As at June 30, 2026	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Data
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Center	Total

Assets	1,051	29	31,468	87	101,772	22,018	156,425
Liabilities	(825)	(59)	(38,530)	(72)	(64,330)	(15,675)	(119,491)
Net assets/(liabilities)	226	(30)	(7,062)	15	37,442	6,343	36,934

As at June 30, 2025*restated	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Digital
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Assets	Total

Assets	224	42	33,875	84	58,508	4	92,737
Liabilities	(1,518)	(62)	(22,344)	(154)	(51,421)	-	(75,499)
Net assets/(liabilities)	(1,294)	(20)	11,531	(70)	7,087	4	17,238

As at June 30, 2024	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	5,958	1,549	20,674	72	9,180	37,433
Liabilities	(8,596)	(284)	(17,550)	(1,026)	(50,513)	(77,969)
Net assets/(liabilities)	(2,638)	1,265	3,124	(954)	(41,333)	(40,536)